September 2, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, The Hudson River Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              Hudson River Trust
         File #:                    811-04185
         CIK #:                     759751
         Accession #:               0000950136-99-001132
         Date of Filing:            8-26-99

This semi-annual report is for the period ending June 30, 1999, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.